Note 2 - Allowance For Loan Losses: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 41,000,000	$ 47,000,000	$ 42,500,000	$ 48,500,000
Provision for Loan, Lease, and Other Losses	10,211,067	5,777,564	25,382,742	22,442,416
Financing Receivable, Allowance for Credit Losses, Write-downs	(13,263,402)	(13,003,785)	(37,632,941)	(38,496,984)
Financing Receivable, Allowance for Credit Losses, Recovery	3,552,335	3,226,221	11,250,199	10,554,568
Loans and Leases Receivable, Allowance, Ending Balance	41,500,000	43,000,000	41,500,000	43,000,000
Loans and Leases Receivable, Allowance, collectively evaluated for impairment	41,500,000	43,000,000	41,500,000	43,000,000
Impaired Financing Receivable, Related Allowance	668,850,870	535,103,118	668,850,870	535,103,118
Financing Receivable, Collectively Evaluated for Impairment	$ 668,850,870	$ 535,103,118	$ 668,850,870	$ 535,103,118